245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 30, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Select Portfolios (the trust): File Nos. 002-69972 and 811-03114 Fidelity Flex Real Estate Fund Fidelity International Real Estate Fund Fidelity Real Estate Investment Portfolio (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust